GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at beginning of year					$ 937,771	$ 880,251	$ 204,084
Goodwill	$ 58,000	$ 675,643	$ 58,000	$ 676,200	0	57,520	676,167
Balance at end of year					$ 937,771	$ 937,771	$ 880,251